Convertible Debt: Allocation of the Proceeds of Convertible Debt (Tables)	Jun. 30, 2025
June 30, 2025
Allocation of the Proceeds of Convertible Debt
June 30, 2025
Fair value of the warrants issued	$802,589
Discount on debt	(600,000)
Initial finance cost	$202,589

September 30, 2025
Allocation of the Proceeds of Convertible Debt
September 30, 2025
Fair value of the warrants issued	$802,589
Discount on debt	(600,000)
Initial finance cost	$202,589